         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 1999
                                                              FILE NO. 2-87607
                                                              FILE NO. 811-3896
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                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                ----------------------

                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /x/
     Pre-Effective Amendment No.                                          / /
     Post-Effective Amendment No. 17                                      /x/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /x/
     Amendment No. 17                                                     /x/

                                ----------------------

                               FPA PERENNIAL FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)
                       11400 West Olympic Boulevard, Suite 1200
                            Los Angeles, California 90064
                       (Address of Principal Executive Offices)
                                    (310)473-0225
                 (Registrant's Telephone Number, including Area Code)

                                ----------------------

      J. RICHARD ATWOOD, Treasurer                       Copy to:
        FPA PERENNIAL FUND, INC.                LAWRENCE J. SHEEHAN, Esq.
11400 West Olympic Boulevard, Suite 1200          O'Melveny & Myers LLP
      Los Angeles, California 90064              1999 Avenue of the Stars
 (Name and Address of Agent for Service)      Los Angeles, California 90067

                                ----------------------

                   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
       AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

It is proposed that this filing will become effective (check appropriate box)

          /x/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
          / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Common Stock, $0.01 par value

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

                              PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

     1.   Articles of Incorporation.

     1.1 Certificate of Amendment, dated November 29, 1983, to Articles of Incorporation.

     2.   Amended and Restated By-Laws.

     3. Specimen Common Stock Certificate was filed as Exhibit 4 to Post-Effective Amendment No. 16 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

     4. Investment Advisory Agreement, dated June 27, 1991, between Registrant and First Pacific Advisors, Inc.

     5. Distribution Agreement, dated September 3, 1991, between Registrant and FPA Fund Distributors, Inc.

     5.1  Specimen Selling Group Agreement.

     5.2  Smith Barney Inc. Mutual Fund Dealer Agreement was filed as Exhibit
          6.2 to Post-Effective Amendment No. 14 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

     7. Custodian Agreement between Registrant and State Street Bank and Trust Company.

     7.1  Amendment to the Custodian Contract, dated November 1, 1988.

     7.2 Custodian Fee Schedule Addendum for GNMA Securities Traded through Participants Trust Company.

     7.4 Amendment to the Custodian Contract was filed as Exhibit 8.4 to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

     7.5 Amendment to the Custodian Contract was filed as Exhibit 8.5 to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

     8. State Street Bank and Trust Company Universal Individual Retirement Account Information Kit was filed as Exhibit 14.1 to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

     9. Opinion and Consent of Counsel was filed as Exhibit 10 to Post-Effective Amendment No. 14 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.


                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 30th day of April, 1999.

                                   FPA PERENNIAL FUND, INC.


                                   By: /s/ ERIC S. ENDE
                                       -----------------------
                                       Eric S. Ende, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



             Signature                   Title                      Date
             ---------                   -----                      ----
          /s/ERIC S. ENDE               President
-----------------------------     (Principal Executive           April 30, 1999
      Eric S. Ende                      Officer)


     /s/ J. RICHARD ATWOOD              Treasurer
-----------------------------       (Principal Financial         April 30, 1999
       J. Richard Atwood           Officer and Principal
                                    Accounting Officer)



-----------------------------            Director                April  , 1999
      Willard H. Altman


      JULIO J. DE PUZO, JR.*
-----------------------------            Director                April 30, 1999
      Julio J. de Puzo, Jr.


      JOHN P. ENDICOTT*
-----------------------------            Director                April 30, 1999
      John P. Endicott


      LEONARD MAUTNER*
-----------------------------            Director                April 30, 1999
      Leonard Mautner


      LAWRENCE J. SHEEHAN*
-----------------------------            Director                April 30, 1999
      Lawrence J. Sheehan


*By: /s/ JULIO J. DE PUZO, JR.
    ---------------------------
       Julio J. de Puzo, Jr.
    Attorney-in-Fact pursuant to Power-of-
    Attorney included as page C-7 on
    Registrant's Post-Effective Amendment
    No. 14 to the Registration Statement
    which was filed May 1, 1997.

                                    EXHIBIT INDEX

EXHIBIT
--------
     1.   Articles of Incorporation.

     1.1  Certificate of Amendment, dated November 29, 1983, to Articles of
          Incorporation.

     2.   Amended and Restated By-Laws.

     4. Investment Advisory Agreement, dated June 27, 1991, between Registrant and First Pacific Advisors, Inc.

     5. Distribution Agreement, dated September 3, 1991, between Registrant and FPA Fund Distributors, Inc.

     5.1  Specimen Selling Group Agreement.

     7.   Custodian Agreement between Registrant and State Street Bank and Trust
          Company.

     7.1  Amendment to the Custodian Contract, dated November 1, 1988.

     7.2  Custodian Fee Schedule Addendum for GNMA Securities Traded through
          Participants Trust Company.


All other applicable exhibits are incorporated herein by reference.